UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21836
                                    ---------

                                  Giant 5 Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-788-5680
                                                   -------------

Date of fiscal year end:  March 31
                        ----------

Date of reporting period:  March 31, 2007
                         ----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                                   GIANT 5 FUNDS
                                                             INDEPENDENCE SHARES

                                                                   ANNUAL REPORT
                                                                  March 31, 2007

GIANT 5 TOTAL INVESTMENT SYSTEM (FIVEX)
25 UNDERLYING MUTUAL FUNDS
GIANT 5 TOTAL INDEX SYSTEM (INDEX)
25 UNDERLYING INDEX FUNDS AND ETFs

                                                      INVESTING IN LIFE'S
                                                                  ESSENTIALS(TM)

                                                      [GRAPHIC OF GIANT 5 FUNDS]

Investors should carefully read and consider the fund's investment objectives, risks, charges and expenses before investing or sending money. This and other important information is contained in the prospectus, which can be obtained by calling 1-800-788-5680 or downloaded on www.Giant5.com. Not FDIC Insured. No Bank Guarantee. May Lose Value. Funds distributed by BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219.

                                                                   ANNUAL REPORT
                                                                  March 31, 2007

TABLE OF CONTENTS

GIANT 5 TOTAL INVESTMENT SYSTEM
    Market and Performance Review ..........................................   1
    Average Annual Return ..................................................   2
    Schedule of Portfolio Investments ......................................   3
    Financial Statements ...................................................   6
    Financial Highlights ...................................................   8

GIANT 5 TOTAL INDEX SYSTEM
    Market and Performance Review ..........................................   1
    Average Annual Return ..................................................   4
    Schedule of Portfolio Investments ......................................   5
    Financial Statements ...................................................   9
    Financial Highlights ...................................................  11

Notes to Financial Statements ..............................................  12
Report of Independent Registered Public Accounting Firm ....................  16
Supplemental Information ...................................................  17
Trustees and Officers ......................................................  19

STATEMENT REGARDING AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE.

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Form
N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference
Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

STATEMENT REGARDING AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD.

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission's website at http://www.sec.gov. A copy of the Funds' voting record for the most recent 12-month period ended June is also available at the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------

[PHOTO OF MICHAEL G. WILLIS]

INVESTMENT CONCERNS Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset values per share of these Funds will fluctuate as the values of the securities in the portfolios change. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

    DEAR SHAREHOLDERS,

    Last year Giant 5 Funds came to Wall Street to offer investors a one-step total investment system with the potential to perform in any market. Our INVESTING IN LIFE'S ESSENTIALS asset allocation is based on 5 Essential
    Themes: Real Estate, Energy, Raw Materials, Capital Markets, and Bonds. We believe these 5 Themes make up the foundations of the global investment world and should be held at all times.

    As investors discover the simplicity of our investment process, our hope is to bring our shareholders financial confidence and the freedom to focus on life's true essentials. We attribute this past year's success to many factors. At the top of our list are our shareholders. Thank you for all of your letters and for the stories you have shared with us detailing some of the specific benefits you have received from using our innovative investment process.

    Since our inception, we have seen sharp moves by the market in both directions. This type of volatility underscores the benefits for having a portfolio that is globally diversified across many markets. We are pleased with the performance of both of our Funds (see table below). In addition to strong growth, Giant 5 Funds also paid our shareholders their first dividend in December of 2006.

              [LOGO OF FIVEX]                 [LOGO OF INDEX]

    As many of you already know, we offer our 5-Asset Strategy in two no-load mutual funds. The Giant 5 Total Investment System (FIVEX) focuses on the experience and talents of what we believe to be the best investment managers in the world. The Giant 5 Total Index System (INDEX) focuses on the efficiencies of indexes and Exchange Traded Funds. Both strategies are global in scope and offer excellen t value to our shareholders in our opinion.

    In terms of accessibility, investors can now buy our funds through Charles Schwab, Ameritrade, Scottrade, Pershing, and Fidelity. These distribution channels represent some of the largest in the industry.

    From an operational standpoint, our focus over the next few quarters will be to give you better reporting and online access to your portfolios. From a company standpoint our core values remain constant. Over the next 5-years we will actively pursue two primary goals: 1) Consistent Performance, and 2) Lower Fees.

    I look forward to working for you this next year.

    Sincerely,

    Michael G. Willis

    President

    During the six-month period ended March 31, 2007, Giant 5 Total Investment System (FIVEX) was +14.08% and Giant 5 Total Index System (INDEX) was +10.86%. During this same period our benchmark, the S&P 500 Index was +7.38%. We attribute this positive performance to our 5-Asset investment strategy which allocates both portfolios into five categories we call "The Essentials of Life": Real Estate, Energy, Raw Materials, Capital Markets, & Bonds.

------------------------------------------------------------------------------------------------------
                                                               AGGREGATE TOTAL RETURN PERFORMANCE
                                                                      As of March 31, 2007
                                                           1/1/07 - 3/31/07   SINCE INCEPTION (5/1/06)
------------------------------------------------------------------------------------------------------
Giant 5 Total Investment System (FIVEX)                          4.50%                 11.27%
Giant 5 Total Index System (INDEX)                               3.05%                  9.38%
S&P 500 Index                                                    0.64%                 10.35%
Russell 2000(R) Index                                            1.95%                  5.93%
Dow Jones Industrial Average                                    -0.33%                 11.07%
NASDAQ                                                           0.44%                  4.97%
Lehman Brothers U.S. Aggregate Bond Index                        1.50%                  6.77%
------------------------------------------------------------------------------------------------------
THE GROSS EXPENSE RATIO FOR BOTH GIANT 5 FUNDS IS 1.36%.
------------------------------------------------------------------------------------------------------

    PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT WWW.GIANT5.COM.

    Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

    The S&P 500 Index is a broad-based index of 500 widely held common stocks. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Dow Jones Industrial Average is an index of 30 large United States industrial corporations listed on the NYSE that are representative of the market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The broad based market indices are unmanaged and do not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

[LOGO OF GIANT 5 FUNDS]

--------------------------------------------------------------------------------

GIANT 5 TOTAL INVESTMENT SYSTEM                       March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------

                                        1/1/07 - 3/31/07     SINCE INCEPTION (5/1/06)
Giant 5 Total Investment System              4.50%                   11.27%
-------------------------------------------------------------------------------------
S&P 500 Index                                0.64%                   10.35%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Gross Expense Ratio                                                   1.36%
-------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

       [CHART OF GIANT 5 TOTAL INVESTMENT SYSTEM]

                  GIANT 5 TOTAL
                INVESTMENT SYSTEM          S&P 500 INDEX
05/01/06             $10,000                  $10,000
03/31/07             $11,127                  $11,035

                       [END CHART]

    PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

    The Fund's performance is compared to the S&P 500 Index which measures the performance of 500 widely held common stocks. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

    The above chart assumes a hypothetical initial investment of $10,000 made on May 1, 2006. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

--------------------------------------------------------------------------------

                                                 GIANT 5 TOTAL INVESTMENT SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS                                 March 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  INVESTMENT COMPANIES (95.7%)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        SHARES          VALUE ($)
--------------------                                                        ------         -----------
American Growth Fund of America, Inc.,
   Class Fund .........................................................      8,589            $284,638
Blackrock All-Cap Global Resources Fund ...............................     64,825           1,009,324
Columbia Mid Cap Value Fund, Class Z ..................................     18,932             292,311
Delaware American Services Fund, Class I ..............................     58,538           1,135,630
E.I.I. International Property Fund, Class I ...........................     47,147           1,189,051
Fidelity Select Industrial Materials Portfolio ........................     38,930           2,014,222
Franklin Mutual European Fund, Class Z ................................     38,690           1,016,763
ICON Materials Fund ...................................................    229,584           2,892,759
Ivy European Opportunity Fund, Class Y ................................      3,010             122,230
Ivy Global Natural Resources Fund, Class Y ............................     73,205           2,330,840
John Hancock Classic Value Fund, Class I ..............................      2,067              56,865
JPMorgan Small Cap Equity Fund, Class S ...............................     30,728           1,046,911
Loomis Sayles Fixed Income Fund, Class I ..............................    237,465           3,269,898
Matthews China Fund ...................................................     26,777             669,149
Morgan Stanley Institutional Fund Inc.,
   International Real Estate Portfolio, Class A .......................     56,893           2,091,395
Morgan Stanley Institutional Fund Inc.,
   U.S. Real Estate Portfolio, Class A ................................     99,695           2,944,004
Oakmark Select Fund, Class I ..........................................      9,601             314,632
Oppenheimer International Bond Fund, Class Y ..........................    165,090           1,010,351
Pacific Capital Small Cap Fund, Class Y ...............................      5,858             113,705
Schwab U.S. Treasury Money Market Fund ................................    447,439             447,439
T. Rowe Price Latin America Fund ......................................      3,272             129,838
U.S. Global Investors Accolade Funds,
   Eastern European Fund ..............................................      4,404             207,843
Vanguard Energy Fund, Admiral Shares ..................................     28,490           3,499,950
Vanguard Short-Term Investment Grade Fund,
   Admiral Shares .....................................................     54,862             581,534
                                                                                           -----------
TOTAL INVESTMENT COMPANIES
   (COST $26,935,227) .................................................                     28,671,282
                                                                                           -----------
TOTAL INVESTMENTS
   (COST $26,935,227) - 95.7% .........................................                     28,671,282
Other Assets in Excess of Liabilities - 4.3% ..........................                      1,299,043
                                                                                           -----------
NET ASSETS - 100.0% ...................................................                    $29,970,325
                                                                                           ===========

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

GIANT 5 TOTAL INDEX SYSTEM                            March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------

                                        1/1/07 - 3/31/07     SINCE INCEPTION (5/1/06)
Giant 5 Total Index System                   3.05%                    9.38%
-------------------------------------------------------------------------------------
S&P 500 Index                                0.64%                   10.35%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Gross Expense Ratio                                                   1.36%
-------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

         [CHART OF GIANT 5 TOTAL INDEX SYSTEM]

                                         GIANT 5 TOTAL
                  S&P 500 INDEX          INDEX SYSTEM
05/01/06             $10,000                $10,000
03/31/07             $11,035                $10,938

                      [END CHART]

    PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

    The Fund's performance is compared to the S&P 500 Index which measures the performance of 500 widely held common stocks. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

    The above chart assumes a hypothetical initial investment of $10,000 made on May 1, 2006. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

--------------------------------------------------------------------------------

                                                      GIANT 5 TOTAL INDEX SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS                                 March 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  EXCHANGE TRADED FUNDS (72.3%)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        SHARES          VALUE ($)
--------------------                                                        ------         -----------
Basic Industries Select Sector SPDR Fund ..............................      7,500            $284,550
Energy Select Sector SPDR Fund ........................................      5,133             308,626
iShares Cohen & Steers Realty
   Majors Index Fund ..................................................     17,915           1,848,634
iShares Dow Jones U.S. Basic Materials
   Sector Index Fund ..................................................     63,777           4,095,729
iShares MSCI EAFE Index Fund ..........................................      1,739             132,616
iShares MSCI EMU Index Fund ...........................................      1,760             190,590
iShares Russell 1000 Value Index Fund .................................      4,720             392,403
iShares Russell Midcap Growth Index Fund ..............................      4,472             478,995
iShares Russell Midcap Value Index Fund ...............................      3,372             516,409
iShares S&P Europe 350 Index Fund .....................................      6,792             735,408
iShares S&P Global Energy Sector Index Fund ...........................     27,995           3,125,922
Powershares FTSE RAFI
   Energy Sector Portfolio ............................................     10,240             613,478
Powershares FTSE RAFI US 1000 Portfolio ...............................     15,055             884,207
Powershares FTSE RAFI US 1500
   Small-Mid Portfolio ................................................      4,670             260,913
Powershares WilderHill
   Clean Energy Portfolio .............................................      4,000              75,280
SPDR DJ Wilshire International
   Real Estate ETF ....................................................      4,000             270,000
streetTRACKS Wilshire REIT Index Fund .................................     17,083           1,545,187
Vanguard Materials ETF ................................................      4,024             312,908
WisdomTree International Basic
   Materials Sector Fund ..............................................      3,750             121,763
TOTAL EXCHANGE TRADED FUNDS
   (COST $14,648,952) .................................................                     16,193,618

--------------------------------------------------------------------------------
  INVESTMENT COMPANIES (27.6%)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        SHARES          VALUE ($)
--------------------                                                        ------         -----------
Schwab Short-Term Bond Market Fund ....................................    110,407           1,099,655
Schwab Total Bond Market Fund .........................................    138,117           1,363,212
Schwab U.S. Treasury Money Market Fund ................................     29,935              29,935
Vanguard Emerging Markets Stock
   Index Fund, Investor Shares ........................................      5,237             129,876
Vanguard Energy Index Fund ............................................     14,100             619,717
Vanguard Growth Index Fund, Admiral Shares ............................      8,001             240,598
Vanguard Long-Term Bond Index Fund ....................................     96,936           1,111,857
Vanguard Pacific Stock Index Fund .....................................     33,393             433,443
Vanguard REIT Index Fund, Admiral Shares ..............................      8,276             928,610
Vanguard Small-Cap Index Fund, Admiral Shares .........................      6,307             213,046
TOTAL INVESTMENT COMPANIES
   (COST $5,865,339) ..................................................                      6,169,949
                                                                                           -----------
TOTAL INVESTMENTS
   (COST $20,514,291) - 99.9%..........................................                     22,363,567
Other Assets in Excess of Liabilities - 0.1% ..........................                         24,831
                                                                                           -----------
NET ASSETS - 100.0% ...................................................                    $22,388,398
                                                                                           ===========

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                             GIANT 5 TOTAL INVESTMENT SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2007

ASSETS:
Investments, at value (cost $26,935,227)...................             $28,671,282
Cash ......................................................               1,556,541
Interest and dividends receivable .........................                   2,606
Prepaid expenses ..........................................                  13,946
                                                                        -----------
   Total Assets ...........................................              30,244,375

LIABILITIES:
Payable for investments purchased .........................   $200,671
Accrued expenses and other payables:
   Investment advisory ....................................     16,168
   Administration .........................................      6,189
   Compliance services ....................................     12,813
   Distribution ...........................................      4,102
   Transfer agent .........................................      7,518
   Other ..................................................     26,589
                                                              --------
      Total Liabilities ...................................                 274,050
                                                                        -----------
NET ASSETS ................................................
                                                                        $29,970,325
                                                                        ===========
Composition of Net Assets:
Capital ...................................................             $27,572,441
Accumulated undistributed net realized gains
   from investment transactions ...........................                 661,829
Unrealized appreciation on investments ....................               1,736,055
                                                                        -----------
NET ASSETS ................................................             $29,970,325
                                                                        ===========
Independence Shares Outstanding (no par value,
   unlimited number of authorized shares)..................               1,842,072
                                                                        -----------
Net Asset Value, Offering Price and
   Redemption Price* per share ............................                  $16.27
                                                                        ===========

* Redemption of shares within 180 days are subject to a 1.00% fee.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period ended March 31, 2007 (a)

INVESTMENT INCOME:
Dividends .................................................                $876,973
                                                                         ----------
TOTAL INVESTMENT INCOME: ..................................                 876,973
                                                                         ----------
Expenses:
   Investment advisory ....................................   $151,647
   Administration .........................................     66,198
   Distribution ...........................................     38,477
   Accounting .............................................      1,579
   Compliance services ....................................     25,553
   Transfer agent .........................................     51,034
   Trustee ................................................        779
   Offering fees ..........................................     16,979
   Other ..................................................     80,596
                                                              --------
      TOTAL EXPENSES ......................................                 432,842
                                                                         ----------
NET INVESTMENT INCOME .....................................                 444,131
                                                                         ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
   FROM INVESTMENTS: ......................................
Net realized losses
   from investment transactions ...........................                (123,020)
Net realized gain distributions
   from underlying funds ..................................               1,023,587
Change in unrealized appreciation
   on investments .........................................               1,736,055
                                                                         ----------
Net realized/unrealized gains
   from investments .......................................               2,636,622
                                                                         ----------
Change in net assets resulting
   from operations ........................................              $3,080,753
                                                                         ==========

(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                             GIANT 5 TOTAL INVESTMENT SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period ended
                                                                                March 31, 2007 (a)
                                                                               --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ...................................................             $444,131
Net realized losses from investment transactions ........................             (123,020)
Net realized gain distributions from underlying funds ...................            1,023,587
Change in unrealized appreciation on investments ........................            1,736,055
                                                                                   -----------
Change in net assets resulting from operations ..........................            3,080,753
                                                                                   -----------
DISTRIBUTIONS:
From net investment income ..............................................             (461,110)
From net realized gains .................................................             (238,738)
                                                                                   -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS .....................             (699,848)
                                                                                   -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..........................................           28,613,800
   Dividends reinvested .................................................              699,848
   Cost of shares redeemed ..............................................           (1,724,228)
                                                                                   -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....................           27,589,420
                                                                                   -----------
CHANGE IN NET ASSETS ....................................................           29,970,325
                                                                                   -----------
NET ASSETS:
   Beginning of period ..................................................                   --
                                                                                   -----------
   End of period ........................................................          $29,970,325
                                                                                   ===========
SHARE TRANSACTIONS:
   Issued ...............................................................            1,906,477
   Reinvested ...........................................................               44,948
   Redeemed .............................................................             (109,353)
                                                                                   -----------
CHANGE IN SHARES ........................................................            1,842,072
                                                                                   ===========
ACCUMULATED NET INVESTMENT INCOME/(LOSS) ................................                   --
                                                                                   ===========

--------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                             GIANT 5 TOTAL INVESTMENT SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                                               For the period ended
                                                                                March 31, 2007 (a)
                                                                               --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................         $15.00
                                                                                  ------
INVESTMENT ACTIVITIES:
   Net investment income ................................................           0.26
   Net realized and unrealized gains from investments ...................           1.41
                                                                                  ------
      Total from investment activities ..................................           1.67
                                                                                  ------
DISTRIBUTIONS:
   Net investment income ................................................          (0.26)
   Net realized gains ...................................................          (0.14)
                                                                                  ------
   Total Distributions ..................................................          (0.40)
                                                                                  ------
Paid in capital from redemption fees ....................................             --(b)
                                                                                  ------
NET ASSET VALUE, END OF PERIOD ..........................................         $16.27
                                                                                  ======
TOTAL RETURN (c).........................................................                11.27%(d)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ....................................               $29,970
   Ratio of expenses to average net assets (f) ..........................                 1.91%(e)
   Ratio of net investment income to average net assets (g) .............                 1.96%(e)
   Portfolio turnover ...................................................                22.20%(d)

--------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.
(b) Less than $0.005.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(g) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                                  GIANT 5 TOTAL INDEX SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2007

ASSETS:
Investments, at value (cost $20,514,291) ........................                        $22,363,567
Cash ............................................................                             71,989
Interest and dividends receivable ...............................                              5,025
Receivable for investments sold .................................                            573,781
Prepaid expenses & other assets .................................                             12,128
                                                                                         -----------
      Total Assets ..............................................                         23,026,490

LIABILITIES:
Payable for investments purchased ...............................           $588,120
Accrued expenses and other payables:
   Investment advisory ..........................................             12,678
   Administration ...............................................              4,853
   Compliance services ..........................................             10,104
   Distribution .................................................              3,217
   Transfer agent ...............................................              6,351
   Other ........................................................             12,769
                                                                            --------

      Total Liabilities .........................................                            638,092
                                                                                         -----------
NET ASSETS ......................................................                        $22,388,398
                                                                                         ===========

COMPOSITION OF NET ASSETS:
Capital .........................................................                        $20,537,536
Accumulated undistributed net realized gains
   from investment transactions .................................                              1,586
Unrealized appreciation on investments ..........................                          1,849,276
                                                                                         -----------
NET ASSETS ......................................................                        $22,388,398
                                                                                         ===========
Independence Shares Outstanding (no par value,
   unlimited number of authorized shares) .......................                          1,378,326
                                                                                         -----------
Net Asset Value, Offering Price and
   Redemption Price* per share ..................................                             $16.24
                                                                                         ===========

* Redemption of shares within 180 days are subject to a 1.00% fee.

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period ended March 31, 2007 (a)

INVESTMENT INCOME:
Dividends .......................................................                           $530,677
                                                                                          ----------
      TOTAL INVESTMENT INCOME:...................................                            530,677
                                                                                          ----------

Expenses:
   Investment advisory ..........................................           $122,365
   Administration ...............................................             53,118
   Distribution .................................................             31,048
   Accounting ...................................................              1,718
   Compliance services ..........................................             20,280
   Transfer agent ...............................................             42,447
   Trustee ......................................................                632
   Offering fees ................................................             16,979
   Other ........................................................             59,483
                                                                            --------
      TOTAL EXPENSES ............................................                            348,070
                                                                                          ----------
NET INVESTMENT INCOME ...........................................                            182,607
                                                                                          ----------

NET REALIZED/UNREALIZED GAINS
   FROM INVESTMENTS: ............................................
Net realized gains
   from investment transactions .................................                             18,286
Net realized gain distributions
   from underlying funds ........................................                              4,131
Change in unrealized appreciation
   on investments ...............................................                          1,849,276
                                                                                          ----------
Net realized/unrealized gains
   from investments .............................................                          1,871,693
                                                                                          ----------
Change in net assets resulting
   from operations ..............................................                         $2,054,300
                                                                                          ==========

--------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                                  GIANT 5 TOTAL INDEX SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period ended
                                                                             March 31, 2007 (a)
                                                                           --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ...........................................                 $182,607
Net realized gains from investment transactions .................                   18,286
Net realized gain distributions from underlying funds ...........                    4,131
Change in unrealized appreciation on investments ................                1,849,276
                                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..................                2,054,300
                                                                               -----------
DISTRIBUTIONS:
From net investment income ......................................                 (216,286)
From net realized gains .........................................                   (4,131)
From return of capital ..........................................                   (6,502)
                                                                               -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS .............                 (226,919)
                                                                               -----------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..................................               21,911,268
   Dividends reinvested .........................................                  226,919
   Cost of shares redeemed ......................................               (1,577,170)
                                                                               -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ............               20,561,017
                                                                               -----------
CHANGE IN NET ASSETS ............................................               22,388,398
                                                                               -----------

NET ASSETS:
   Beginning of period ..........................................                       --
                                                                               -----------
   End of period ................................................              $22,388,398
                                                                               ===========

SHARE TRANSACTIONS:
   Issued .......................................................                1,463,173
   Reinvested ...................................................                   14,398
   Redeemed .....................................................                  (99,246)
                                                                               -----------
CHANGE IN SHARES ................................................                1,378,326
                                                                               ===========
ACCUMULATED NET INVESTMENT INCOME/(LOSS) ........................                       --
                                                                               ===========

--------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                                  GIANT 5 TOTAL INDEX SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                                             For the period ended
                                                                              March 31, 2007 (a)
                                                                             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................              $15.00
                                                                               ------
INVESTMENT ACTIVITIES:
   Net investment income ........................................                0.15
   Net realized and unrealized gains from investments ...........                1.25
                                                                               ------
      Total from investment activities ..........................                1.40
                                                                               ------

DISTRIBUTIONS:
   Net investment income ........................................               (0.15)
   Net realized gains ...........................................                  --(b)
   Return of capital ............................................               (0.01)
                                                                               ------
   Total Distributions ..........................................               (0.16)
                                                                               ------
   Paid in capital from redemption fees .........................                  --(b)
                                                                               ------
NET ASSET VALUE, END OF PERIOD ..................................              $16.24
                                                                               ======
TOTAL RETURN (c).................................................                      9.38%(d)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000).............................                    $22,388
   Ratio of expenses to average net assets (f) ..................                      1.90%(e)
   Ratio of net investment income to average net assets (g) .....                      1.00%(e)
   Portfolio turnover ...........................................                      5.35%(d)

--------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.
(b) Less than $0.005.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(g) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                     March 31, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION
     Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds"). Each of the Funds commenced operations on May 1, 2006.

     The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

     Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds"). Each Fund offers two classes of shares: Independence Shares and Freedom
     Shares. Independence Shares and Freedom Shares are identical except as to distribution expenses borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. As of March 31, 2007, only Independence Shares have been issued.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     SECURITY VALUATION:
     The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees (the "Board"). The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

     Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share ("NAV") will be calculated as set forth in their prospectuses. As noted above, each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds' policies will be used in the daily calculation of the their NAV, which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

     A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

     A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

     INVESTMENT TRANSACTIONS AND RELATED INCOME:
     Investment transactions are recorded on a trade date basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

     EXPENSES:
     Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

                                    Continued
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                     March 31, 2007
--------------------------------------------------------------------------------

     ORGANIZATION AND OFFERING EXPENSES:
     All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by the Funds' investment adviser, The Willis Group, Inc. and will not be borne by the Funds.

     Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations. Offering expenses amortized during the period ended March 31, 2007 totaled $16,979 and $16,979 for the Giant 5 Total Investment System and the Giant 5 Total Index System, respectively.

     DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income, if any, are declared and distributed semi-annually for all Funds. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.

     The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. As of March 31, 2007, distributions in excess of net investment income of $156,369 were reclassified to accumulated undistributed net realized gain and paid-in capital for the Giant 5 Total Investment System. As of March 31, 2007, distributions in excess of net investment income of $44,312 were reclassified to accumulated undistributed net realized gain and paid-in capital for the Giant 5 Total Index System.

     FEDERAL INCOME TAXES:
     Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal or excise tax provision is recorded.

     USE OF ESTIMATES:
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     REDEMPTION FEES:
     A redemption/exchange fee of 1.00% will be charged for any Fund shares redeemed or exchanged after holding them for less than 180 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the period ended March 31, 2007, the Giant 5 Total Investment System and the Giant 5 Total Index System had contributions to capital due to collection of redemption fees in the amount of $628 and $1,079, respectively.

     NEW ACCOUNTING PRONOUNCEMENTS:
     In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact on the financial statements.

     In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                    Continued
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                     March 31, 2007
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS:
     INVESTMENT ADVISER:
     The Willis Group, Inc. (the "Adviser") serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund. The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Trustees of the Trust. The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

     Certain officers of the Adviser are also a Trustee and officers of the Trust. An officer of the Adviser also serves as Chief Compliance Officer of the Funds. The amounts charged to the Funds for Chief Compliance Officer and compliance services fees are reported within the Statement of Operations.

     ADMINISTRATOR:
     BISYS Fund Services Ohio, Inc. (the "Administrator" or "BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as administrator of the Trust. The Trust and the Administrator have entered into a Master Services Agreement ("Master Services Agreement"), under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of each Fund's activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 10 basis points (0.10%) on the first $250 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $250 million to $500 million; 5 basis points (0.05%) of aggregate net assets of all Funds from over $500 million to $750 million; 4 basis points (0.04%) of aggregate net assets of all Funds from over $750 million to $1 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1 billion. The annual asset-based fee is subject to an annual minimum equal to the number of Funds multiplied by $65,000 and an annual additional per class fee of $5,000 per class in excess of one class. Under the Master Services Agreement, BISYS also serves as transfer agent and dividend disbursing agent to the Funds. BISYS is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on BISYS' transfer agency system, subject to an annual minimum of $20,000 per Fund. BISYS also performs compliance services for the Funds for an annual fee of $12,500 for each Fund. Certain expenses for services provided by BISYS in the initial two months of operation of the Funds were waived and then recaptured during the last fiscal quarter of the Funds' fiscal year. The amounts charged to the Funds for the services provided by BISYS are reported within the Statement of Operations.

     Certain officers of the Trust are employees of the Administrator.

     DISTRIBUTOR:
     The Trust has retained BISYS Fund Services Limited Partnership (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser. Fees for such distribution services are paid to the Distributor by the Adviser.

     Distribution Plan:
     Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") with respect to its Independence Shares and Freedom Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay
     0.17 % and 0.42% of its average daily net assets attributable to its Independence Shares and Freedom Shares, respectively. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. For the period ended March 31, 2007, Giant 5 Total Investment System and Giant 5 Total Index System incurred 12b-1 expenses of $38,477 and $31,048, respectively, for Independence Shares.

4.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of investment securities, excluding short-term securities for the period ended March 31, 2007, totaled:

FUND                                      PURCHASES                  SALES
----                                      ---------                  -----
Giant 5 Total Investment System          $32,044,967              $5,434,159
Giant 5 Total Index System                21,501,684               1,035,664

     There were no purchases or sales of U.S government securities for the period.

5.   CONTINGENCIES AND COMMITMENTS:
     In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                     March 31, 2007
--------------------------------------------------------------------------------

6.   FEDERAL TAX INFORMATION
     At March 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                            TAX UNREALIZED        TAX UNREALIZED         NET UNREALIZED
FUND                                      TAX COST           APPRECIATION         (DEPRECIATION)          APPRECIATION
----                                     -----------        --------------        ---------------        --------------
Giant 5 Total Investment System          $26,948,380            $1,819,973              $(97,071)            $1,722,902
Giant 5 Total Index System                20,512,705             1,860,159                (9,297)             1,850,862

     The tax character of distributions paid during the fiscal period ended March 31, 2007 was as follows:

                                    DISTRIBUTIONS        DISTRIBUTIONS
                                      PAID FROM          PAID FROM NET                              RETURN OF            TOTAL
                                      ORDINARY             LONG TERM          TOTAL TAXABLE          CAPITAL         DISTRIBUTIONS
FUND                                   INCOME            CAPITAL GAINS        DISTRIBUTIONS       DISTRIBUTIONS           PAID
----                                -------------        -------------        -------------       -------------      -------------
Giant 5 Total Investment System       $461,110              $238,738             $699,848            $    --            $699,848
Giant 5 Total Index System             216,286                 4,131              220,417              6,502             226,919

     As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

                                  UNDISTRIBUTED  UNDISTRIBUTED                              ACCUMULATED                    TOTAL
                                     ORDINARY      LONG TERM    ACCUMULATED  DISTRIBUTIONS  CAPITAL AND    UNREALIZED   ACCUMULATED
FUND                                 INCOME      CAPITAL GAINS    EARNINGS      PAYABLE     OTHER LOSSES  APPRECIATION    EARNINGS
----                              -------------  -------------  -----------  -------------  ------------  ------------  -----------
Giant 5 Total Investment System        $--          $674,982      $674,982        $--           $--        $1,722,902    $2,397,884
Giant 5 Total Index System              --              --            --           --            --         1,850,862     1,850,862

     The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

7.   CONTROL OWNERSHIP
     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of March 31, 2007, The Andrea S. Swanson Trust and The Swanson Decsendants' Trust had a combined ownership of 25.5% in the Giant 5 Total Investment System.

     As of March 31, 2007, the Andrea S. Swanson Trust and the Swanson Descendants' Trust as well as the Jann Simmons Patigian Trust and the Jann Simmons Descendants' Trust had combined ownership in the Giant 5 Total Index System in the amounts of 33.5% and 31.3%, respectively.

8.   SUBSEQUENT EVENT
     At the May 16, 2007 Board Meeting, the Board of Trustees elected a change in Distributor, Administrator, Fund Accountant and Transfer Agent to UMB Fund Services, Inc. The Funds' Custodian will be UMB Bank, N.A. The conversion date for the Funds is estimated to be June 30, 2007.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF
GIANT 5 FUNDS

     We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Giant 5 Funds, comprising the Giant 5 Total Investment System and the Giant 5 Total Index System (the "Funds"), as of March 31, 2007, and the related statements of operations and changes in net assets, and financial highlights for the period May 1, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting the Giant 5 Funds, as of March 31, 2007, and the results of their operations, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
(f.k.a. COHEN McCURDY, LTD.)
WESTLAKE, OHIO
MAY 25, 2007

SUPPLEMENTAL INFORMATION                              March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

     FEDERAL TAX INFORMATION:
     For the fiscal year ended March 31, 2007, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Completed information will be reported in conjunction with the 2007 Form 1099-DIV.

     TABLE OF SHAREHOLDER EXPENSES:
     As a shareholder of the Giant 5 Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 through March 31, 2007.

     ACTUAL EXPENSES:
     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Expenses Paid          Expense Ratio
                                          Beginning Account        Ending Account         During Period*         During Period
                                            Value 10/1/06           Value 3/31/07        10/1/06-3/31/07        10/1/06-3/31/07
--------------------------------------------------------------------------------------------------------------------------------
Giant 5 Total Investment System               $1,000.00               $1,140.80              $11.96                   2.24%
--------------------------------------------------------------------------------------------------------------------------------
Giant 5 Total Index System                    $1,000.00               $1,108.60              $11.78                   2.24%
--------------------------------------------------------------------------------------------------------------------------------

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
     The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Expenses Paid          Expense Ratio
                                          Beginning Account        Ending Account        During Period*          During Period
                                            Value 10/1/06           Value 3/31/07        10/1/06-3/31/07        10/1/06-3/31/07
--------------------------------------------------------------------------------------------------------------------------------
Giant 5 Total Investment System               $1,000.00              $1,013.76               $11.25                  2.24%
--------------------------------------------------------------------------------------------------------------------------------
Giant 5 Total Index System                    $1,000.00              $1,013.76               $11.25                  2.24%
--------------------------------------------------------------------------------------------------------------------------------

     * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

--------------------------------------------------------------------------------

INVESTMENT ADVISER CONTRACT APPROVAL (UNAUDITED)                  MARCH 31, 2007
--------------------------------------------------------------------------------

The Investment Advisory Agreement with the Trust was formally considered by the independent members of the Board of Trustees (the "Trustees") at its organizational board meeting held on January 18, 2006. In conducting its review, the Trustees addressed a variety of factors including: a description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability, compliance program, and summary of key new procedures for best execution, market timing, late trading, revenue sharing, selection of brokers soft dollars, trade allocations, trading of fund shares by insiders, affiliates and possible conflicts and current legal matters.

Independent Counsel referred the Trustees to the section in the Board materials containing a memorandum prepared by Counsel that outlined in detail the process under the Investment Company Act of 1940 (the "1940 Act") for the Board's review of the Advisory Agreement. Independent Counsel reviewed this memorandum and also discussed the Trustees' general and specific responsibilities with respect to the approval of the Advisory Agreement under the 1940 Act. Independent Counsel informed the Trustees of the great weight placed by the statute and the courts on the extent to which the Trustees, and particularly the Independent Trustees, are fully informed, and on the care and conscientiousness with which they perform their duties.

Specifically, the Trustees reviewed the services that the Adviser would provide to the Funds, including but not limited to, generally managing each Fund's investments in accordance with the stated investment objectives and policies of each Fund. The Trustees also reviewed the Expense Reimbursement Agreement provided in their materials.

The Trustees discussed the cost of the services provided by the Adviser. The Trustees noted that the Adviser is responsible for the payment of all expenses (other than direct Fund expenses) necessary to execute its duties and responsibilities under the Advisory Agreement. As part of their overall analysis, the Chairman noted the difficulty in performing a comparative analysis of advisory fees paid by other funds due to the unique advisory style of the Adviser.

The Trustees reviewed certain comparative fee information provided by the Adviser for funds similar in nature to the Funds. The Independent Trustees concluded that the management fee of the Funds was consistent with the fees reviewed. The Trustees also considered comparative information regarding administrative or service fees, as well as overall expense ratios.

Based on their review and consideration of all such matters the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above, the Board of Trustees concluded that the Investment Advisory Agreement enables the Funds to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of investors. Following an executive session without management present, the Trustees approved the Investment Advisory Agreement and determined the compensation payable under such Agreement to be fair and reasonable.

The Investment Advisory Agreement for the Funds will continue for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days' written notice by either party to the Investment Advisory Agreement and will terminate automatically if assigned.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS (UNAUDITED) AS OF MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                            POSITION(S)   TERM OF OFFICE                                           COMPLEX
   NAME, ADDRESS             HELD WITH    AND LENGTH OF        PRINCIPAL OCCUPATION(S)            OVERSEEN     OTHER TRUSTEESHIPS
AND AGE/DATE OF BIRTH          FUND        TIME SERVED           DURING PAST 5 YEARS             BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  NON-INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Lance J. Baller               Trustee     Indefinite; since  Managing Partner, Shoreline Equity       2           Co-Chairman,
P.O. Box 182845                           January 18, 2006   Partners, Inc., a merger and                          Eagle: XM;
Columbus, OH 43218                                           acquisition consulting company                     Director, Iofina
Date of Birth: 2/1/74                                        (2004 to present); Managing Partner                  Natural Gas,
                                                             and Portfolio Manager, Elevation                      PLC; Vice
                                                             Capital Management, LLC (2005 to                   Chairman, NetAds
                                                             present); Co-Chairman, Eagle: XM,                 International, Inc.
                                                             a marketing company (2005 to
                                                             present); President, Ultimate
                                                             Investments Corporation, Inc., a
                                                             Colorado company (2004 to present);
                                                             President, Baller Enterprises,
                                                             Inc., a Colorado company (1993 to
                                                             present); Vice President of
                                                             Corporate Development and
                                                             Communications, Integrated
                                                             BioPharma, Inc., (2003 - 2004);
                                                             President, Palmdale Park, Inc.,
                                                             a real estate company (1994 - 2005);
                                                             Vice President of Investments,
                                                             UBS AG, a financial consulting,
                                                             asset management, investment
                                                             banking and banking company
                                                             (2000 - 2003); Vice President
                                                             of Investments, Morgan Stanley
                                                             (1995 - 2000).

Eric Scott Griffin            Trustee     Indefinite; since  Owner and Project Manager of             2               None
P.O. Box 182845                           January 18, 2006   Griffin Development, a real
Columbus, OH 43218                                           estate development company (2000
Date of Birth: 8/14/65                                       to present); Instructor at
                                                             Atascadero Unified School District
                                                             (2004 to present); Assistant
                                                             Principal of Atascadero, CA Junior
                                                             High School (2000 to 2003).

Kevin J. Trigueiro            Trustee     Indefinite; since  Broker Associate, RE/MAX                 2               None
P.O. Box 182845                           January 18, 2006   Properties, Inc. (2003 to
Columbus, OH 43218                                           present); RE/MAX Partners,
Date of Birth: 8/23/66                                       Inc. (2000 - 2003).

----------------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

Michael Willis                Trustee     Indefinite; since  President of The Willis                  2               None
128 South Tejon Street,                   January 18, 2006   Group, Inc. (2004 to present);
Suite 150 Colorado                                           Senior Vice President,
Springs, CO 80903                                            Investments of UBS Financial
Date of Birth: 5/11/66                                       Services, Inc. (2003 - 2004);
                                                             Senior Vice President,
                                                             Investments of Painewebber
                                                             (1999 - 2003); First Vice
                                                             President, Investments,
                                                             Smith Barney (1994 - 1999).

----------------------------------------------------------------------------------------------------------------------------------
  EXECUTIVE OFFICERS
----------------------------------------------------------------------------------------------------------------------------------

                            POSITION(S)   TERM OF OFFICE
   NAME, ADDRESS             HELD WITH    AND LENGTH OF
AND AGE/DATE OF BIRTH          FUND        TIME SERVED        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Ryan Hickey*                  Treasurer   Indefinite; since   Chief Compliance Officer, Operations Manager and Investment Executive
128 South Tejon Street,       and Chief   January 18, 2006    of The Willis Group, Inc. (2004 to present); Registered Client
Suite 150                     Compliance                      Services Associate of UBS Financial Services, Inc. (2000 - 2004).
Colorado Springs, CO 80903    Officer
Date of Birth: 11/27/73

Patrick Keniston              Secretary   Indefinite; since   Counsel, Legal Services, BISYS Fund Services Ohio, Inc. (2005 to
100 Summer Street,                        January 18, 2006    present); Attorney, Citigroup GTS Fund Services (2001 - 2005);
Suite 1500 Boston, MA 02110                                   Senior Tax Consultant, PricewaterhouseCoopers LLP (1998 - 2001).
Date of Birth: 1/18/64

Mark Walsh                    Assistant   Indefinite; since   Assistant Counsel, Legal Services, BISYS Fund Services Ohio, Inc.
100 Summer Street,            Secretary   November 15, 2006   (2005 to present); Counsel, PFPC, Inc. (June 2004 - August
Suite 1500 Boston, MA 02110                                   2005); Senior Paralegal (July 2000 - May 2004)
Date of Birth: 8/5/69

--------------------------------------------------------------------------------

* Mr. Hickey resigned as Treasurer and Chief Compliance Officer to the Funds effective April 13, 2007 and has been replaced by Mr. Paul Myers as interim Treasurer & Chief Compliance Officer.

                         INVESTING IN LIFE'S
                                       ESSENTIALS (TM)

OUR MISSION: We have found that "the clutter of life" can keep you from ever living a Giant Life or discovering what it is. A Giant Life starts with knowing who you are and why you are here. It's choosing something bigger than you and being dedicated to seeing it succeed. A Giant Life is discovering that unique talent or ability that you have and using it to better yourself and the world.

For many, their financial world can become the single greatest distraction to living a Giant Life. Our Total Investment System(TM) (FIVEX) and Total Index System(TM) (INDEX) are designed to help you peel off a few layers of complexity so that you can reserve your time and your money for the things you value in life the most. We believe you should be free. Free to live your Giant Life.

OUR FUNDS: The Total Investment System(TM) (FIVEX) and The Total Index System(TM) (INDEX) are no-load fund of funds that use a global investment strategy among the 5 Essential Themes - the market sectors that affect your pocketbook and the world's pocketbook today and tomorrow. We provide a one-step diversified portfolio and utilize the talents of the managers we believe are the best in the world, irrespective of what firm they work for, who all have one focus in mind - you.

OUR CULTURE: Giant 5 Funds is a company where the best idea wins, bureaucrats are unwelcome, performance is recognized, and complacency is not an option. We hire the smartest people we can find and free them to do what they are best at. Our team members create positive environments wherever they go and they always look for ways to improve everything around them.

                                 WWW.GIANT5.COM

          Funds distributed by BISYS Fund Services Limited Partnership
                      3435 Stelzer Road, Columbus, OH 43219
                              (C) 2006 Giant 5 Funds
                                                                           5/07

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Lance Baller, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

For the fiscal year ended March 31, 2007, Cohen Fund Audit Services, Ltd. billed Audit Fees to Giant 5 Funds of $25,000.

AUDIT RELATED FEES

For the fiscal year ended March 31, 2007, Cohen Fund Audit Services, Ltd. billed Audit Related Fees to the Giant 5 Funds of $1,200.

TAX FEES

For the fiscal year ended, March 31, 2007 Cohen Fund Audit Services, Ltd. billed Tax Fees to the Giant 5 Funds of $2,200.

ALL OTHER FEES

For the fiscal year ended, March 31, 2007 Cohen Fund Audit Services, Ltd. billed Other Fees to the Giant 5 Funds of $2,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Giant 5 Funds
            --------------------------------------------------------

By (Signature and Title)* /s/ Michael G. Willis
                         -------------------------------------------------------
                          Michael G. Willis, President
Date   June 8, 2007
    --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael G. Willis
                         -------------------------------------------------------
                          Michael G. Willis, President
Date   June 8, 2007
    --------------------------------

By (Signature and Title)* /s/ Paul Myers
                         -------------------------------------------------------
                          Paul Myers, Treasurer
Date   June 8, 2007
    --------------------------------

* Print the name and title of each signing officer under his or her signature.